UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05628

Name of Registrant: Vanguard Malvern Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Item 1: Schedule of Investments

Vanguard U.S. Value Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (7.0%)
Comcast Corp. Class A	119,089	6,188
Gannett Co. Inc.	193,600	5,727
CBS Corp. Class B	85,587	5,455
* Jack in the Box Inc.	108,200	5,412
Macy's Inc.	91,600	4,891
Walt Disney Co.	56,100	4,286
Dillard's Inc. Class A	42,100	4,093
Dana Holding Corp.	183,600	3,602
* Starz	123,000	3,597
Brinker International Inc.	73,900	3,425
Whirlpool Corp.	20,100	3,153
Lowe's Cos. Inc.	50,800	2,517
Ford Motor Co.	132,500	2,044
Home Depot Inc.	22,600	1,861
Columbia Sportswear Co.	20,900	1,646
Time Warner Inc.	19,600	1,367
GameStop Corp. Class A	25,700	1,266
* Red Robin Gourmet Burgers Inc.	16,400	1,206
Lear Corp.	13,500	1,093
Johnson Controls Inc.	20,700	1,062
Gap Inc.	18,400	719
Best Buy Co. Inc.	7,000	279
		64,889
Consumer Staples (6.4%)
Procter & Gamble Co.	188,769	15,368
CVS Caremark Corp.	158,450	11,340
Tyson Foods Inc. Class A	170,400	5,702
Archer-Daniels-Midland Co.	124,700	5,412
Kimberly-Clark Corp.	50,600	5,286
* Pilgrim's Pride Corp.	277,100	4,503
Kroger Co.	103,100	4,075
Energizer Holdings Inc.	35,700	3,864
Altria Group Inc.	56,600	2,173
Kraft Foods Group Inc.	19,500	1,051
Mondelez International Inc. Class A	13,268	468
		59,242
Energy (13.8%)
Exxon Mobil Corp.	350,500	35,471
Chevron Corp.	135,130	16,879
ConocoPhillips	173,990	12,292
Occidental Petroleum Corp.	119,400	11,355
Anadarko Petroleum Corp.	93,100	7,385
Devon Energy Corp.	109,700	6,787
Hess Corp.	79,500	6,598
Chesapeake Energy Corp.	221,200	6,003
Helmerich & Payne Inc.	65,000	5,465
* Ultra Petroleum Corp.	224,900	4,869
EOG Resources Inc.	28,600	4,800

Cimarex Energy Co.	31,900	3,347
Marathon Oil Corp.	89,800	3,170
Frank's International NV	71,500	1,931
Murphy Oil Corp.	11,700	759
* Matador Resources Co.	32,300	602
		127,713
Financials (29.0%)
Wells Fargo & Co.	541,523	24,585
JPMorgan Chase & Co.	254,240	14,868
* Berkshire Hathaway Inc. Class B	121,800	14,441
Goldman Sachs Group Inc.	69,117	12,252
Bank of America Corp.	752,476	11,716
Citigroup Inc.	216,161	11,264
Morgan Stanley	281,300	8,822
PNC Financial Services Group Inc.	108,500	8,417
State Street Corp.	97,700	7,170
Travelers Cos. Inc.	79,000	7,153
Discover Financial Services	125,100	6,999
Ameriprise Financial Inc.	59,800	6,880
Allstate Corp.	122,300	6,670
Fifth Third Bancorp	312,300	6,568
US Bancorp	160,600	6,488
Invesco Ltd.	168,200	6,122
Lincoln National Corp.	116,900	6,034
Regions Financial Corp.	598,500	5,919
Everest Re Group Ltd.	36,300	5,658
XL Group plc Class A	159,900	5,091
Aflac Inc.	74,500	4,977
Platinum Underwriters Holdings Ltd.	77,500	4,749
KeyCorp	272,200	3,653
Washington Federal Inc.	145,300	3,384
Nelnet Inc. Class A	79,800	3,363
Host Hotels & Resorts Inc.	166,300	3,233
American International Group Inc.	56,100	2,864
ING US Inc.	77,900	2,738
BlackRock Inc.	8,400	2,658
Ventas Inc.	43,600	2,497
Comerica Inc.	50,000	2,377
Kimco Realty Corp.	117,200	2,315
ACE Ltd.	21,500	2,226
* Howard Hughes Corp.	17,500	2,102
RLJ Lodging Trust	82,600	2,009
* Realogy Holdings Corp.	40,400	1,999
Brandywine Realty Trust	141,600	1,995
Hospitality Properties Trust	71,300	1,927
Public Storage	12,800	1,927
Spirit Realty Capital Inc.	191,800	1,885
Geo Group Inc.	58,300	1,878
Corrections Corp. of America	55,900	1,793
Retail Properties of America Inc.	140,000	1,781
Weingarten Realty Investors	64,400	1,766
Regency Centers Corp.	37,900	1,755
Inland Real Estate Corp.	166,200	1,748
Lexington Realty Trust	161,800	1,652
Omega Healthcare Investors Inc.	51,800	1,544
* Popular Inc.	51,100	1,468
Susquehanna Bancshares Inc.	105,300	1,352

East West Bancorp Inc.	37,200	1,301
Ashford Hospitality Trust Inc.	150,900	1,249
Capital One Financial Corp.	16,300	1,249
Simon Property Group Inc.	7,600	1,156
* World Acceptance Corp.	12,500	1,094
Legg Mason Inc.	23,900	1,039
Huntington Bancshares Inc.	100,500	970
* KCG Holdings Inc. Class A	67,000	801
RenaissanceRe Holdings Ltd.	7,600	740
* FelCor Lodging Trust Inc.	85,500	698
General Growth Properties Inc.	30,600	614
Assurant Inc.	7,300	485
Protective Life Corp.	8,500	431
American National Insurance Co.	3,300	378
Associated Banc-Corp	17,800	310
		267,247
Health Care (13.0%)
Johnson & Johnson	238,450	21,840
Pfizer Inc.	448,825	13,747
Medtronic Inc.	175,500	10,072
Merck & Co. Inc.	173,101	8,664
Eli Lilly & Co.	156,500	7,981
WellPoint Inc.	78,900	7,290
Cigna Corp.	81,300	7,112
Cardinal Health Inc.	100,200	6,694
Omnicare Inc.	92,500	5,583
* CareFusion Corp.	126,500	5,037
* Mylan Inc.	110,300	4,787
AbbVie Inc.	84,200	4,447
* Charles River Laboratories International Inc.	82,100	4,355
* Covance Inc.	41,400	3,646
* Quintiles Transnational Holdings Inc.	53,000	2,456
UnitedHealth Group Inc.	28,600	2,154
* Omnicell Inc.	36,800	939
* HCA Holdings Inc.	19,600	935
* Boston Scientific Corp.	75,300	905
Abbott Laboratories	16,900	648
* WellCare Health Plans Inc.	7,000	493
		119,785
Industrials (10.4%)
General Electric Co.	1,003,140	28,118
Raytheon Co.	86,900	7,882
Northrop Grumman Corp.	64,700	7,415
General Dynamics Corp.	75,800	7,243
Delta Air Lines Inc.	219,700	6,035
Towers Watson & Co. Class A	47,000	5,998
L-3 Communications Holdings Inc.	56,000	5,984
Lockheed Martin Corp.	36,100	5,367
Boeing Co.	36,900	5,037
Oshkosh Corp.	83,100	4,187
RR Donnelley & Sons Co.	178,000	3,610
Trinity Industries Inc.	38,600	2,104
Southwest Airlines Co.	96,100	1,811
Emerson Electric Co.	18,300	1,284
Crane Co.	15,100	1,015
Exelis Inc.	52,100	993

Manpowergroup Inc.	11,000	944
Alaska Air Group Inc.	11,700	858
		95,885
Information Technology (9.0%)
Hewlett-Packard Co.	360,200	10,078
* Micron Technology Inc.	319,500	6,952
Western Digital Corp.	81,300	6,821
Xerox Corp.	557,300	6,782
Apple Inc.	11,750	6,593
Cisco Systems Inc.	275,800	6,192
Intel Corp.	230,500	5,984
Computer Sciences Corp.	93,100	5,202
Texas Instruments Inc.	116,300	5,107
Symantec Corp.	204,200	4,815
Motorola Solutions Inc.	68,842	4,647
Booz Allen Hamilton Holding Corp. Class A	168,200	3,221
* Freescale Semiconductor Ltd.	176,303	2,830
Anixter International Inc.	25,500	2,291
CA Inc.	41,100	1,383
* Electronic Arts Inc.	45,000	1,032
* Electronics For Imaging Inc.	26,300	1,019
Lexmark International Inc. Class A	26,400	938
Applied Materials Inc.	34,300	607
LSI Corp.	41,000	452
		82,946
Materials (3.1%)
Westlake Chemical Corp.	43,300	5,286
International Paper Co.	103,700	5,084
LyondellBasell Industries NV Class A	62,600	5,026
Avery Dennison Corp.	96,800	4,858
* Louisiana-Pacific Corp.	250,200	4,631
Dow Chemical Co.	49,900	2,216
Schweitzer-Mauduit International Inc.	27,500	1,415
		28,516
Telecommunication Services (2.4%)
AT&T Inc.	618,310	21,740

Utilities (5.4%)
Exelon Corp.	241,100	6,604
Edison International	126,900	5,876
AES Corp.	392,800	5,700
Public Service Enterprise Group Inc.	166,900	5,348
AGL Resources Inc.	107,800	5,091
UGI Corp.	118,000	4,892
PG&E Corp.	113,000	4,552
Atmos Energy Corp.	98,600	4,478
UNS Energy Corp.	45,100	2,699
Black Hills Corp.	43,500	2,284
Dominion Resources Inc.	21,200	1,371
Vectren Corp.	25,700	912
		49,807
Total Common Stocks (Cost $746,908)		917,770

	Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
2 Vanguard Market Liquidity Fund	0.125%		5,838,559	5,839

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Fannie Mae Discount Notes	0.050%	1/22/14	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.070%	3/12/14	200	200
[3,4] Freddie Mac Discount Notes	0.085%	3/12/14	100	100
				400
Total Temporary Cash Investments (Cost $6,239)				6,239
Total Investments (100.2%) (Cost $753,147)				924,009
Other Assets and Liabilities-Net (-0.2%)				(1,719)
Net Assets (100%)				922,290

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

U.S. Value Fund

The following table summarizes the market value of the fund's investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	917,770	—	—
Temporary Cash Investments	5,839	400	—
Futures Contracts—Assets[1]	25	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	923,630	400	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	25	2,301	21
S&P 500 Index	March 2014	5	2,301	91
				112

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2013, the cost of investment securities for tax purposes was $753,147,000. Net unrealized appreciation of investment securities for tax purposes was $170,862,000, consisting of unrealized gains of $176,076,000 on securities that had risen in value since their purchase and $5,214,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Value Fund

Schedule of Investments
As of December 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)
Consumer Discretionary (14.3%)
*	Groupon Inc.	3,222,906	37,934
	GameStop Corp. Class A	447,134	22,026
*	Fifth & Pacific Cos. Inc.	613,980	19,690
	PulteGroup Inc.	628,429	12,801
*,^ Outerwall Inc.		182,315	12,264
*	General Motors Co.	273,579	11,181
	Dana Holding Corp.	488,060	9,576
*	Francesca's Holdings Corp.	498,310	9,174
	Electrolux AB Class B	328,902	8,595
	Lennar Corp. Class A	196,400	7,770
*	Restoration Hardware Holdings Inc.	114,920	7,734
*,^ Vera Bradley Inc.		318,100	7,647
	Advance Auto Parts Inc.	65,060	7,201
*	Office Depot Inc.	1,280,199	6,772
*,^ Tile Shop Holdings Inc.		317,610	5,739
	Wyndham Worldwide Corp.	71,600	5,276
*	DIRECTV	67,400	4,657
*	Express Inc.	242,300	4,524
*,^ Aeropostale Inc.		450,200	4,092
*	DISH Network Corp. Class A	66,155	3,832
*,1 Allstar Co-Invest LLC Private Placement		NA	3,574
	Abercrombie & Fitch Co.	101,832	3,351
	Kohl's Corp.	53,800	3,053
*	Tenneco Inc.	45,360	2,566
			221,029
Consumer Staples (4.0%)
	Imperial Tobacco Group plc	342,315	13,271
	Wal-Mart Stores Inc.	136,100	10,709
	Bunge Ltd.	95,300	7,825
	Molson Coors Brewing Co. Class B	133,300	7,485
	Maple Leaf Foods Inc.	461,200	7,290
	Treasury Wine Estates Ltd.	1,413,105	6,095
	Mondelez International Inc. Class A	143,278	5,058
	Ingredion Inc.	56,200	3,847
			61,580
Energy (15.0%)
	Pioneer Natural Resources Co.	232,760	42,844
*	Cobalt International Energy Inc.	2,141,615	35,230
^	Trican Well Service Ltd.	1,978,150	24,172
	National Oilwell Varco Inc.	217,400	17,290
	Canadian Natural Resources Ltd.	467,100	15,807
	Exxon Mobil Corp.	142,600	14,431
*	Southwestern Energy Co.	322,200	12,672
*	Superior Energy Services Inc.	473,500	12,600
	Halliburton Co.	226,800	11,510
	QEP Resources Inc.	325,100	9,964
*	Karoon Gas Australia Ltd.	2,368,672	9,222
*	McDermott International Inc.	944,712	8,654

	Anadarko Petroleum Corp.	82,100	6,512
	Baker Hughes Inc.	103,900	5,741
*	Newfield Exploration Co.	107,900	2,658
	Inpex Corp.	173,800	2,229
			231,536
Financials (13.6%)
	JPMorgan Chase & Co.	431,200	25,217
	MetLife Inc.	463,400	24,987
	Wells Fargo & Co.	506,800	23,009
*	Realogy Holdings Corp.	314,590	15,563
	PNC Financial Services Group Inc.	177,500	13,771
	American International Group Inc.	268,600	13,712
	Reinsurance Group of America Inc. Class A	155,900	12,068
	Julius Baer Group Ltd.	229,093	11,009
	AvalonBay Communities Inc.	91,400	10,806
	LPL Financial Holdings Inc.	210,700	9,909
	Northern Trust Corp.	140,300	8,683
	Boston Properties Inc.	84,200	8,451
	Equity Lifestyle Properties Inc.	180,800	6,550
	Plum Creek Timber Co. Inc.	127,200	5,916
	Weyerhaeuser Co.	176,600	5,575
	Citigroup Inc.	92,700	4,831
	Hatteras Financial Corp.	228,900	3,740
	Principal Financial Group Inc.	63,900	3,151
	Unum Group	79,300	2,782
			209,730
Health Care (12.0%)
	Merck & Co. Inc.	868,455	43,466
	Bristol-Myers Squibb Co.	587,038	31,201
*	Vertex Pharmaceuticals Inc.	283,642	21,075
	Aetna Inc.	255,400	17,518
*	TherapeuticsMD Inc.	2,415,071	12,583
*,^ Arena Pharmaceuticals Inc.		1,638,680	9,586
	AstraZeneca plc ADR	158,395	9,404
*	Medivation Inc.	136,105	8,686
	Roche Holding AG	30,603	8,573
	Eli Lilly & Co.	162,800	8,303
	Ono Pharmaceutical Co. Ltd.	70,700	6,197
*	Almirall SA	294,113	4,793
*	Portola Pharmaceuticals Inc.	166,715	4,293
			185,678
Industrials (9.4%)
*	Owens Corning	456,774	18,600
*	Armstrong World Industries Inc.	231,694	13,348
*	WESCO International Inc.	133,100	12,121
*,^ Westport Innovations Inc.		604,820	11,860
	Textron Inc.	321,910	11,833
*	HD Supply Holdings Inc.	448,983	10,780
	Knight Transportation Inc.	549,500	10,078
	Norfolk Southern Corp.	98,800	9,172
	United Parcel Service Inc. Class B	82,500	8,669
	Knoll Inc.	430,200	7,877
*	Hertz Global Holdings Inc.	250,579	7,172
*,^ Polypore International Inc.		173,500	6,749
	ADT Corp.	140,055	5,668
	KBR Inc.	164,025	5,231

	Rexel SA	196,550	5,158
			144,316
Information Technology (20.1%)
*	SunEdison Inc.	4,398,550	57,401
*	Micron Technology Inc.	1,812,107	39,431
	Activision Blizzard Inc.	1,458,462	26,004
*	GT Advanced Technologies Inc.	2,640,115	23,022
*	Skyworks Solutions Inc.	768,185	21,939
	EMC Corp.	618,000	15,543
*	Akamai Technologies Inc.	312,485	14,743
	Maxim Integrated Products Inc.	448,400	12,515
	Cisco Systems Inc.	475,400	10,673
	Samsung Electronics Co. Ltd.	8,055	10,496
*	Yahoo! Inc.	241,485	9,766
*	UBISOFT Entertainment	679,427	9,623
*	GCL-Poly Energy Holdings Ltd.	24,682,220	7,674
	Sumco Corp.	743,500	6,559
	Booz Allen Hamilton Holding Corp. Class A	318,667	6,103
*	JDS Uniphase Corp.	449,621	5,836
*	NXP Semiconductor NV	126,980	5,832
	Intel Corp.	206,400	5,358
*	Hollysys Automation Technologies Ltd.	212,969	4,032
	Avago Technologies Ltd. Class A	74,100	3,919
*	Arrow Electronics Inc.	70,800	3,841
*	Juniper Networks Inc.	155,300	3,505
*	Fusion-io Inc.	391,095	3,485
*	Angie's List Inc.	162,600	2,463
	Seagate Technology plc	7,680	431
			310,194
Materials (7.6%)
	Cabot Corp.	379,170	19,489
	Norbord Inc.	498,720	15,897
	Reliance Steel & Aluminum Co.	176,500	13,386
	Wacker Chemie AG	104,498	11,584
	Methanex Corp.	189,176	11,207
*	Louisiana-Pacific Corp.	592,755	10,972
	Ball Corp.	160,700	8,302
	Celanese Corp. Class A	118,200	6,538
	AuRico Gold Inc.	1,494,095	5,468
*,^ Allied Nevada Gold Corp.		1,197,112	4,250
	Barrick Gold Corp.	224,800	3,963
*	Continental Gold Ltd.	1,112,025	3,538
	OCI Co. Ltd.	18,427	3,343
			117,937
Telecommunication Services (0.8%)
*	T-Mobile US Inc.	215,930	7,264
	Vodafone Group plc	1,363,937	5,370
			12,634
Utilities (2.4%)
	NRG Energy Inc.	347,575	9,982
	Entergy Corp.	148,700	9,408
	Xcel Energy Inc.	326,000	9,109
	Snam SPA	1,566,451	8,756
			37,255
Total Common Stocks (Cost $1,289,003)			1,531,889

Preferred Stocks (0.4%)
*,2 Lithium Technologies Inc. Pfd. (Cost $5,828)			1,195,700	6,337

	Coupon
Temporary Cash Investments (4.0%)
Money Market Fund (2.4%)
[3,4] Vanguard Market Liquidity Fund	0.125%		37,655,150	37,655

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (1.6%)
Credit Suisse Securities (USA) LLC
(Dated 12/31/13, Repurchase Value
$12,300,000, collateralized by U.S.
Treasury Note/Bond 0.750%, 10/31/17, with
a value of $12,549,000)	0.005%	1/2/14	12,300	12,300
Deutsche Bank Securities, Inc.
(Dated 12/31/13, Repurchase Value
$12,300,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%-
4.500%, 2/1/27-11/1/43, with a value of
$12,546,000)	0.030%	1/2/14	12,300	12,300
				24,600
Total Temporary Cash Investments (Cost $62,255)				62,255
Total Investments (103.6%) (Cost $1,357,086)				1,600,481
Other Assets and Liabilities-Net (-3.6%)[4]				(56,274)
Net Assets (100%)				1,544,207

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,958,000.
1 Restricted security represents 0.2% of net assets. Shares not applicable for this private placement.
2 Restricted security represents 0.4% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $37,655,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields,

Capital Value Fund

maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,389,768	138,547	3,574
Preferred Stocks	—	—	6,337
Temporary Cash Investments	37,655	24,600	—
Total	1,427,423	163,147	9,911

E. At December 31, 2013, the cost of investment securities for tax purposes was $1,357,221,000. Net unrealized appreciation of investment securities for tax purposes was $243,260,000, consisting of unrealized gains of $281,856,000 on securities that had risen in value since their purchase and $38,596,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments
As of December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/14	425,827	537,874
United States Treasury Inflation Indexed
Bonds	1.250%	4/15/14	302,136	335,566
United States Treasury Inflation Indexed
Bonds	2.000%	7/15/14	376,719	477,034
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/15	380,863	479,813
United States Treasury Inflation Indexed
Bonds	0.500%	4/15/15	420,493	463,140
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/15	341,435	432,058
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/16	336,753	422,320
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/16	762,634	828,602
United States Treasury Inflation Indexed
Bonds	2.500%	7/15/16	334,786	424,792
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/17	289,928	369,443
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/17	881,444	931,541
United States Treasury Inflation Indexed
Bonds	2.625%	7/15/17	255,800	324,233
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/18	273,121	330,928
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/18	938,262	966,752
United States Treasury Inflation Indexed
Bonds	1.375%	7/15/18	288,060	338,159
United States Treasury Inflation Indexed
Bonds	2.125%	1/15/19	63,000	76,508
Total U.S. Government and Agency Obligations (Cost $7,763,017)				7,738,763
			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
1 Vanguard Market Liquidity Fund
(Cost $42,952)	0.125%		42,952,464	42,952
Total Investments (99.6%) (Cost $7,805,969)				7,781,715
Other Assets and Liabilities-Net (0.4%)				28,956
Net Assets (100%)				7,810,671

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,738,763	—
Temporary Cash Investments	42,952	—	—
Total	42,952	7,738,763	—

C. At December 31, 2013, the cost of investment securities for tax purposes was $7,807,182,000. Net unrealized depreciation of investment securities for tax purposes was $25,467,000, consisting of unrealized gains of $5,574,000 on securities that had risen in value since their purchase and $31,041,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

VANGUARD MALVERN FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 20, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.